Derivative financial instruments (Tables)	12 Months Ended
Dec. 31, 2025
Derivative financial instruments
Schedule of net value of the power purchase agreements in consolidated statements of financial position

The net value of the energy agreements as of December 31, 2025 and 2024 is presented in the consolidated statements of financial position as follows:

	2025
	Other financial assets (Note 9)			Other financial liabilities (Note 20)
	Non-			Non-
	Current	Current	Total	Current	Current	Total
Derivative not designated as hedging instruments	3,079	—	3,079	(38,341)	—	(38,341)
Power Purchase agreements	3,079	—	3,079	—	—	—
EDF energy contract				(38,341)		(38,341)
Derivative designated as hedging instruments	—	—	—	(6,857)	—	(6,857)
Power Purchase agreements				(6,857)	—	(6,857)
Total	3,079	—	3,079	(45,198)	—	(45,198)

	2024
	Other financial assets (Note 9)			Other financial liabilities (Note 19)
	Non-			Non-
	Current	Current	Total	Current	Current	Total
Derivative not designated as hedging instruments	4,707	69	4,776	—	(13)	(13)
Derivative designated as hedging instruments	293	—	293	(1,086)	(842)	(1,928)
Total	5,000	69	5,069	(1,086)	(855)	(1,941)

Schedule of unrealized and realized gains (losses) related to the derivative instruments

	2025		2024
	Unrealized gain (loss) recognized in Other comprehensive loss	Realized gain (loss) reclassed from Other comprehensive loss to profit and loss	Unrealized gain (loss) recognized in Other comprehensive loss	Realized gain (loss) reclassed from Other comprehensive loss to profit and loss
Total	(5,785)	(1,105)	(3,471)	1,007

Schedule of purchase commitments.

	2025
	Less than 1 year	Between 1-2 years	Between 2-5 years	After 5 years	Total
Total purchase commitments (MWh)	178,248	164,782	861,452	2,109,705	3,314,187

Schedule of key assumptions about fair value of derivative financial instruments.

2025
Energy Price ($/MWh)	63-72
Cap Volatility	25.4%

Schedule of key assumptions energy, CO2 and Silicon Index price.

2025
Projected French energy prices ($/MWh)	59-84
Projected Silicon Metal index prices ($/MT)	2,629-5,852

Schedule of key assumptions French energy contract.

		Sensitivity on		Sensitivity on
		energy price		silicon metal index price
	Fair Value	Decrease	Increase	Decrease	Increase
	December 31, 2025	by 10%	by 10%	by 10%	by 10%

EDF energy contracts	(39,239)	(68,102)	75,477	24,356	(27,482)

Schedule of total purchase commitments

	2025
	Less than 1 year	Between 1-2 years	Between 2-5 years	After 5 years	Total
Total purchase commitments (MWh)	3,627,032	3,646,180	9,023,577	8,250,000	24,546,789